Expense Example, No Redemption - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 506
3 Years	730
5 Years	972
10 Years	1,664
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example, No Redemption:
1 Year	504
3 Years	724
5 Years	961
10 Years	1,642
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	1,951
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906